12. FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non current borrowings	$ 1,764	$ 1,835
Current borrowings	183	342
Financial borrowings
Disclosure of detailed information about borrowings [line items]
Non current borrowings	161	258
Current borrowings	137	313
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Non current borrowings	1,603	1,457
Current borrowings	32	25
CAMMESA financing
Disclosure of detailed information about borrowings [line items]
Non current borrowings	0	120
Current borrowings	0	3
Related parties
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 14	$ 1